Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Restricted Common Stock Activity

The Company’s activity in restricted common stock was as follows for the three months ended March 31, 2019:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2019	3,355,000	$1.46
Vested	(704,999)	$1.63
Non–vested at March 31, 2019	2,650,001	$1.41

The Company’s activity in restricted common stock was as follows for the year ended December 31, 2018:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2018	3,850,000	$1.42
Granted	2,760,000	$1.33
Vested	(2,705,000)	$1.41
Forfeited	(550,000)	$1.06
Non–vested at December 31, 2018	3,355,000	$1.43

Schedule of Stock Options Activity

The following is a summary of the Company’s stock option activity for the three months ended March 31, 2019:

	Options	Weighted average exercise price	Weighted average Grant date fair value	Weighted average remaining life	Intrinsic value
Outstanding – January 1, 2019	6,000,000	$0.71	$1.29
Granted	–
Exercised	–
Forfeited/Cancelled	–
Outstanding – March 31, 2019	6,000,000	$0.71	$1.29	0.84	$–

Exercisable – March 31, 2019	6,000,000	$0.71	$1.29	0.84	$–

The following is a summary of the Company’s stock option activity for the year ended December 31, 2018:

	Options	Weighted average exercise price	Weighted average Grant date fair value	Weighted average remaining life	Intrinsic value
Outstanding – January 1, 2018	6,000,000	$0.71	$1.29	4.62
Granted	–
Exercised	–
Forfeited/Cancelled	–
Outstanding – December 31, 2018	6,000,000	$0.71	$1.29	3.62	$–

Exercisable – December 31, 2018	6,000,000	$0.71	$1.29	3.62	$–